Significant Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)
Schedule of Components of Deferred Tax Provision [Line Items]
Temporary differences related to expenses and accruals	¥ 3,285,994	$ 507,271	¥ 1,926,262
Temporary differences related to provision for advances to suppliers	888,961	137,232	1,621,968
Temporary differences related to provision for doubtful accounts	1,510,153	233,126	191,012
Other	5,900,763	910,921	5,609,163
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	12,728,642	1,964,964	11,710,677
Startup expenses and advertising fee	26,010,125	4,015,271	25,761,300
Temporary differences related to research and development credits	1,045,470	161,393	988,010
Temporary differences related to equity investment	1,531,567	236,433	1,795,745
Foreign tax credits	16,039,192	2,476,025	15,113,930
Temporary differences related to provision for prepayment for equipment	5,000,000	771,867	5,000,000
Tax loss carry forwards	505,784,660	78,079,697	492,204,751
Total deferred tax assets	579,725,527	89,494,200	561,922,818
Less: Valuation allowance	(579,725,527)	(89,494,200)	(561,922,818)	$ (86,745,935)	¥ (582,934,797)
Total deferred tax assets	0	0	0
Temporary differences related to amortization of intangible assets	¥ 5,690,705	$ 878,494	¥ 5,362,427